THE MERGER FUND VL
100 Summit Lake Drive
Valhalla, NY 10595

April 26, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          The Merger Fund VL (the “Fund”)
Securities Act File No. 333-102461
Investment Company Act File No. 811-21279

Dear Ladies and Gentlemen:

On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund’s Registration Statement as filed electronically on April 20, 2010.

/s/ Bonnie L. Smith
Bonnie L. Smith
Vice President, Secretary and Treasurer